Stock options (Narrative) (Details)	3 Months Ended		9 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($) Share Incentive_Plan $ / shares shares	Dec. 31, 2023 USD ($) Share Incentive_Plan shares	Dec. 31, 2022 USD ($) Share	Mar. 31, 2021 shares	Mar. 09, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of incentive stock option plans | Incentive_Plan			2	2
Number of share options exercised in share-based payment arrangement | Share			71,429	71,429	3,322
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares			$ 3.27
Proceeds from exercise of options			$ 233,652	$ 172,582	$ 8,761
Number of stock options expired | Share			49,286	49,286
Weighted average exercise price of stock options expired | $ / shares			$ 3.15
Number of share option forfeited | Share			134,611	134,611
Weighted average exercise price of stock options, forfeited | $ / shares			$ 6.67
Share-based payments | $	$ 259,188	$ 500,933		$ 1,377,885	$ 3,177,449
2023 Equity Incentive Plan (the "2023 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair market value of stock options exercisable maximum | $				$ 100,000
Number of performance based awards available for issuance in share based arrangement	2,467,595		2,467,595	2,467,595
Number of stock options available for issuance in share based arrangement	536,596		536,596	536,596
2022 Equity Incentive Plan (the "2022 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance based awards available for issuance in share based arrangement	2,467,595		2,467,595	2,467,595
Number of stock options available for issuance in share based arrangement	536,596		536,596	536,596
Fixed Stock Option Plan (the "2016 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options available for issuance in share based arrangement						2,129,999	1,491,541